LONG TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2025
LONG TERM DEBT
Schedule of long term debt

			Convertible
	Revolving facility	Term facility	notes	Total
	note 15(a)	note 15(a)	note 15(b)
At January 1, 2024	$88,350	$—	$—	$88,350
Principal repayments during the year	(88,350)	—	—	(88,350)
At December 31, 2024	—	—	—	—
Advances	150,000	100,000	—	250,000
Proceeds for liability component of convertible notes issued	—	—	167,000	167,000
Loan repayments	(60,000)	(5,000)	—	(65,000)
Transaction costs paid	(1,186)	—	—	(1,186)
Accretion expense	330	—	4,591	4,921
Interest expense	7,534	6,233	7,545	21,312
Interest paid	(7,534)	(6,233)	(7,545)	(21,312)
At December 31, 2025	$89,144	$95,000	$171,591	$355,735

Current	$—	$20,000	$—	$20,000
Non-current	89,144	75,000	171,591	335,735
	$89,144	$95,000	$171,591	$355,735

Schedule of convertible note

Initial recognition
Component	amount
Warrants	$50,000
Host liability	167,000
Company’s redemption right	(18,000)
Holders’ conversion right	1,000
$200,000